Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
11. PROPERTY, PLANT AND EQUIPMENT

	Land and Buildings	Fixtures and Fittings	Plant and Equipment	Under Construction	Total
Cost

At 1 January 2019	$2,180	$2,314	$14,140	$3,312	$21,946

Additions	188	581	2,409	7,542	10,720
Transfers	602	216	(88)	(730)	—
Acquisition of subsidiaries	—	—	633	—	633
Disposals	—	(29)	(209)	—	(238)
Exchange differences	84	33	402	308	827

At 31 December 2019	3,054	3,115	17,287	10,432	33,888

Accumulated Depreciation
At 1 January 2019	442	1,266	3,178	—	4,886

Charge for the period	478	622	2,681	—	3,781
Transfers	110	108	(218)	—	—
Disposals	—	(17)	(126)	—	(143)
Exchange differences	37	35	151	—	223

At 31 December 2019	1,067	2,014	5,666	—	8,747

Carrying Amount
At 31 December 2019	$1,987	$1,101	$11,621	$10,432	$25,141
Cost

At January 1, 2020	$3,054	$3,115	$17,287	$10,432	$33,888

Additions	3,686	1,115	25,831	33,749	64,381
Transfers	—	(22)	22	—	—
Disposals	—	(126)	(137)	(406)	(669)
Exchange differences	366	64	1,799	2,090	4,319

At December 31, 2020	7,106	4,146	44,802	45,865	101,919

Accumulated Depreciation
At January 1, 2020	1,067	2,014	5,666	—	8,747

Charge for the period	841	618	4,258	—	5,717
Transfers	—	(1)	1	—	—
Disposals	—	(47)	(135)	—	(182)
Exchange differences	151	52	352	—	555

At December 31, 2020	2,059	2,636	10,142	—	14,837

Carrying Amount
At December 31, 2020	$5,047	$1,510	$34,660	$45,865	$87,082

	Land and Buildings	Fixtures and Fittings	Plant and Equipment	Under Construction	Total
Cost

At January 1, 2021	$7,106	$4,146	$44,802	$45,865	$101,919

Additions	28,047	4,144	72,186	1,969	106,346
Transfers	—	2,137	(2,137)	—	—
Disposals	(67)	(452)	(91)	—	(610)
Exchange differences	(562)	(322)	(2,084)	(574)	(3,542)

At December 31, 2021	34,524	9,653	112,676	47,260	204,113

Accumulated Depreciation
At January 1, 2021	2,059	2,636	10,142	—	14,837

Charge for the period	2,773	2,204	12,298	—	17,275
Transfers	—	1,686	(1,686)	—	—
Disposals	(21)	(366)	(91)	—	(478)
Exchange differences	(106)	(223)	(589)	—	(918)

At December 31, 2021	4,705	5,937	20,074	—	30,716

Carrying Amount
At December 31, 2021	$29,819	$3,716	$92,602	$47,260	$173,397
Depreciation expense of $5,355 (2020: $1,676, 2019: $1,333) has been charged to Research and development expenses and $11,920 (2020: $4,041, 2019: $2,448) to Selling, marketing and administrative expenses.
Assets under construction are comprised of manufacturing equipment to be placed in service in 2022. Commitments related to property, plant and equipment are referenced in
Note 23.